U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

April 4, 2007

Via Edgar Transmission

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:          Professionally Managed Portfolios (the “Trust”)
                File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the FIMCO Select Fund, (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated March 30, 2007, and filed electronically as Post-Effective Amendment No. 282 to the Fund’s Registration Statement on Form N-1A on March 21, 2007.

If you have any questions, concerning the foregoing, please contact the undersigned at (414) 765-5348.

Sincerely,

/s/ Angela L. Pingel

Angela L. Pingel
For US Bancorp Fund Services, LLC